Components of Income Tax Provision (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Income Tax Provision (Benefit) [Abstract]
Federal									$ 4,641	$ 5,215	$ 2,865
State									215	153	5
Total current income tax provision (benefit)									4,856	5,368	2,870
Deferred Income Tax Provision (Benefit) [Abstract]
Federal									3,513	(444)	(766)
Total deferred income tax provision (benefit)									3,513	(444)	(766)
Total income tax provision	$ 4,991	$ 1,307	$ 1,285	$ 786	$ 2,547	$ 767	$ 852	$ 758	$ 8,369	$ 4,924	$ 2,104